Trading liabilities - Summary of trading liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,260,288	$ 2,220,739
Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	84,431	184,361
Deposits by banks
Disclosure of financial liabilities [line items]
Financial liabilities	56,331	69,922
Deposits by banks | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	4,871	23,297
Customer accounts
Disclosure of financial liabilities [line items]
Financial liabilities	1,362,643	1,364,462
Customer accounts | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	8,614	52,595
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	196,093	169,639
Debt securities in issue | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,400	40,734
Other liabilities – net short positions in securities | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 69,546	$ 67,735